PROPERTY, PLANT AND EQUIPMENT PROPERTY, PLANT AND EQUIPMENT - Cost Model (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 3,407	$ 2,961
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	1,741	1,970
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	4,189	2,246
Data Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 444	$ 0